Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0001761918
Registrant Name	Erasca, Inc.
Registration File Number	333-297427
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES